Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated August 12, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and Statement of Additional
Information (the “SAI”), each dated August 1, 2022, for the
iShares India 50 ETF (INDY) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a substantial portion of the transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on‑exchange transactions in India (the “Transfer”) on August 8, 2022. The Fund, along with certain other iShares funds, entered into a line of credit with State Street Bank and Trust Company, which was used to facilitate the Transfer. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, future investments will be made in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The second paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares India 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated August 12, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and Statement of Additional
Information (the “SAI”), each dated August 1, 2022, for the
iShares India 50 ETF (INDY) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a substantial portion of the transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on‑exchange transactions in India (the “Transfer”) on August 8, 2022. The Fund, along with certain other iShares funds, entered into a line of credit with State Street Bank and Trust Company, which was used to facilitate the Transfer. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, future investments will be made in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The second paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.